Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

On July 9, 2020, the Company was served with a civil complaint filed in the Superior Court for the State of California, County of Orange by a former employee, Robert Rankin, who resigned his employment on or about March 30, 2020. The complaint asserts several causes of action, including a cause of action for failure to timely pay Mr. Rankin’s accrued and unused vacation and three months’ severance under his July 16, 2018 employment agreement with the Company. The complaint seeks, among other things, back pay, unpaid wages, compensatory damages, punitive damages, attorneys’ fees, and costs. The Company intends to vigorously defend the claims, investigate the allegations, and assert counterclaims. Mr. Rankin resigned as the Company’s Chief Financial Officer, Secretary and Treasurer on March 30, 2020.

On July 17, 2020, the Company entered into an Underwriting Agreement relating to a firm commitment public offering (the “Public Offering”) of 12,500,000 units (the “Units”), consisting of an aggregate of 12,500,000 shares of common stock and warrants to purchase up to 12,500,000 shares of common stock at a public offering price of $0.32 per Unit. Pursuant to the terms of the Underwriting Agreement, the underwriters also exercised their overallotment option in full, purchasing an additional 1,875,000 shares of common stock and warrants to purchase up to 1,875,000 shares of common stock for an aggregate purchase of 14,375,000 shares and warrants to purchase up to 14,375,000 shares of common stock. The warrants have an initial exercise price of $0.32 per share, subject to customary adjustments, and will expire seven years from the date of issuance. The warrants are exercisable on the date that the Company files an amendment to its amended and restated certificate of incorporation to reflect our stockholders’ approval of either an increase in the number of our authorized shares of common stock or a reverse stock split, in either case in an amount sufficient to permit the exercise in full of the warrants.

Pursuant to the Underwriting Agreement, the Company also issued to the underwriters as compensation a warrant to purchase up to 750,000 shares of common stock with substantially the same terms as the warrants issued in the Public Offering.

In a concurrent private placement the Company entered into a Securities Purchase Agreement with certain investors pursuant to which the Company agreed to sell 4,205,406 shares of its Series C Convertible Preferred Stock (the “Preferred Stock”) and warrants to purchase up to 6,078,125 shares of its common stock for a combined purchase price per share and warrant of $0.37. The Preferred Stock may convert into 6,078,125 shares of common stock.

The warrants issued in the concurrent private placement have an initial per share exercise price of $0.32, subject to customary adjustments, and will expire seven years from the date of issuance. The warrants are exercisable on the later of (i) date that we file an amendment to our amended and restated certificate of incorporation to reflect our stockholders’ approval of either an increase in the number of our authorized shares of Common Stock or a reverse stock split (in either case in an amount sufficient to permit the conversion in full of the Preferred Stock and exercise in full of the warrants), and (ii) the date of approval as may be required by the applicable rules and regulations of The Nasdaq Stock Market LLC (or any successor entity) from the stockholders of the Company with respect to the transactions contemplated by the Securities Purchase Agreement, including the issuance of all of the shares issuable upon conversion of the Preferred Stock and warrants in excess of 19.99% of the issued and outstanding common stock on the closing date of the private placement.

The closing of these transactions occurred on July 21, 2020. Net proceeds to the Company from the transactions, after deducting the underwriters and placement agent’s fees and expenses, including the Company’s estimated offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the Public Offering and concurrent private placement, were $5,186,000.

Further, certain investors in the Public Offering agreed with the underwriter to enter into a lock-up and voting agreement (the “Lock-Up and Voting Agreements”) whereby each such investor was subject to a lock-up period through July 21, 2020 and agreed to vote all shares of common stock each beneficially owned on the closing date of the Public Offering with respect to any proposals presented to the stockholders of the Company. Additionally, certain investors that agreed to enter into the Lock-Up and Voting Agreements, as consideration for their waiver of certain rights described in the April 2020 Purchase Agreement and June 2020 Purchase Agreement, were issued unregistered warrants to purchase an aggregate of 3,495,000 shares of common stock which such warrants were substantially similar to the warrants issued in the concurrent private placement, except that such warrants will have a term of five (5) years, will have an exercise price equal to $0.37 per share and carry piggy-back registration rights.

As a result of these transactions, the Company does not currently have sufficient authorized common shares to share settle all outstanding stock options and warrants and will not have sufficient shares until obtaining approval from its shareholders to increase the Company’s authorized shares.

On July 18, 2020, the Company granted 100,000 options to each of its four independent directors and a total of 2,650,000 options to various executive officers, other employees and a consultant. The exercise price for these stock options is $0.40 per share, the closing price of the Company’s stock on the business day preceding the grant date.

Effective July 20, 2020, the Company and ATSCO agreed to settle their dispute and resolve all matters related to the complaint filed by ATSCO against the Company (See Note 9 – Commitments and Contingencies – Litigation Claims and Assessments).

Effective July 24, 2020, the Company terminated its agreement with MZ (See Note 10 – Stockholders Equity (Deficiency – Common Stock).

Note 14 – Subsequent Events

On February 25, 2020, the Company raised $650,000 in gross proceeds through a private placement bridge offering of its common stock and warrants to purchase its common stock to certain accredited investors (the “Bridge Offering”). The Company sold an aggregate of 1,300,000 shares of common stock and warrants to purchase 1,300,000 shares of common stock at an exercise price per share equal to $0.79 in the Bridge Offering pursuant to a securities purchase agreement between the Company and each of the investors in the Bridge Offering. The Company engaged Spartan Capital Securities, LLC, a FINRA-member as the exclusive placement agent for the Bridge Offering and to pay a fee in cash equal to 10% of the aggregate gross proceeds of the Bridge Offering and a warrant to purchase 82,279 shares of the Company’s common stock containing substantially the same terms as the warrant issued to investors in the Bridge Offering.